Receivables (Details) (USD $) In Thousands, unless otherwise specified	Jun. 30, 2014	Dec. 31, 2013	Dec. 31, 2012
Receivables [Line Items]
Trade accounts	$ 906	$ 922	$ 1,856
Other	103	453	112
Accounts Receivable, Gross, Current	1,009	1,375	1,968
Less: allowance for doubtful accounts	0	0	(15)
Net	$ 1,009	$ 1,375	$ 1,953